CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 9,611	$ 25,306
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	49,461,282	40,346,993
Ordinary shares, shares outstanding	48,645,282	39,530,993
Treasury stock, shares	816,000	816,000